Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,160,500.00
Previously Paid Amount	0.00
Total Fee Amount	52,997.17
Total Offset Amount	0.00
Net Fee	52,997.17
Narrative - Max Aggregate Offering Price	$ 346,160,500.00
Final Prospectus	true